Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 119,993	$ 114,501	$ 118,422
Gross unrealized Gains	1,096	1,124	1,461
Gross unrealized Losses	1,034	1,134	812
Fair value	120,055	114,491	119,071
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	50	62	84
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	144	190	248
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	79,166	73,596	75,110
Gross unrealized Gains	1,000	997	1,274
Gross unrealized Losses	623	771	517
Fair value	79,543	73,822	75,867
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	15,159	14,373	12,693
Gross unrealized Gains	264	115	175
Gross unrealized Losses	160	181	36
Fair value	15,263	14,307	12,832
Available-for-sale | U.S. government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	917	366	386
Gross unrealized Gains	1	2	2
Gross unrealized Losses	10	9	1
Fair value	908	359	387
Available-for-sale | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	2,949	3,392	3,968
Gross unrealized Gains	31	38	91
Gross unrealized Losses	23	52	13
Fair value	2,957	3,378	4,046
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	24,002	22,929	23,549
Gross unrealized Gains	108	148	239
Gross unrealized Losses	291	341	287
Fair value	23,819	22,736	23,501
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	454	620	782
Gross unrealized Gains	36	31	31
Gross unrealized Losses	3	13	20
Fair value	487	638	793
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	152	517	1,072
Gross unrealized Gains	3	4	10
Gross unrealized Losses	6	8	21
Fair value	149	513	1,061
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,360	931	1,400
Gross unrealized Gains	6	8	8
Gross unrealized Losses	6	11	16
Fair value	1,360	928	1,392
Available-for-sale | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	8,793	6,505	4,031
Gross unrealized Gains	36	28	24
Gross unrealized Losses	67	84	35
Fair value	8,762	6,449	4,020
Available-for-sale | CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	2,898	2,593	2,363
Gross unrealized Gains	12	6	1
Gross unrealized Losses	1	1	13
Fair value	2,909	2,598	2,351
Available-for-sale | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Amortized cost	1,040	1,729	2,909
Gross unrealized Gains	3	4	1
Gross unrealized Losses	0	6	17
Fair value	1,043	1,727	2,893
Available-for-sale | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,520	2,126	2,125
Gross unrealized Gains	18	24	46
Gross unrealized Losses	9	9	3
Fair value	2,529	2,141	2,168
Available-for-sale | Corporate bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,249	1,391	1,740
Gross unrealized Gains	17	22	26
Gross unrealized Losses	11	17	14
Fair value	1,255	1,396	1,752
Available-for-sale | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	12,405	12,248	13,036
Gross unrealized Gains	175	261	211
Gross unrealized Losses	23	20	30
Fair value	12,557	12,489	13,217
Available-for-sale | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3,494	1,952	2,732
Gross unrealized Gains	9	19	46
Gross unrealized Losses	12	10	3
Fair value	3,491	1,961	2,775
Available-for-sale | Equity securities
Gain (Loss) on Investments [Line Items]
Amortized cost		2	3
Gross unrealized Gains		1	1
Gross unrealized Losses		0	0
Fair value		3	4
Available-for-sale | Money market funds
Gain (Loss) on Investments [Line Items]
Amortized cost	963	842	886
Gross unrealized Gains	0	0	0
Gross unrealized Losses	0	0	0
Fair value	963	842	886
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	811	1,080	1,435
Gross unrealized Gains	281	286	362
Gross unrealized Losses	1	9	8
Fair value	1,091	1,357	1,789
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	40,827	40,905	43,312
Gross unrealized Gains	96	127	187
Gross unrealized Losses	411	363	295
Fair value	40,512	40,669	43,204
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	9,792	11,117	11,326
Gross unrealized Gains	6	22	25
Gross unrealized Losses	56	41	51
Fair value	9,742	11,098	11,300
Held-to-maturity | U.S. government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	1,653	1,589	1,431
Gross unrealized Gains	0	0	0
Gross unrealized Losses	12	6	6
Fair value	1,641	1,583	1,425
Held-to-maturity | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	17	19	20
Gross unrealized Gains	0	0	0
Gross unrealized Losses	1	1	1
Fair value	16	18	19
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26,208	25,221	26,036
Gross unrealized Gains	51	57	134
Gross unrealized Losses	332	299	205
Fair value	25,927	24,979	25,965
Held-to-maturity | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	57	78	118
Gross unrealized Gains	5	4	5
Gross unrealized Losses	0	2	2
Fair value	62	80	121
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	65	142	224
Gross unrealized Gains	0	0	1
Gross unrealized Losses	1	4	10
Fair value	64	138	215
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	6	7	9
Gross unrealized Gains	0	0	0
Gross unrealized Losses	0	0	0
Fair value	6	7	9
Held-to-maturity | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,324	721	503
Gross unrealized Gains	2	1	0
Gross unrealized Losses	9	10	9
Fair value	1,317	712	494
Held-to-maturity | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	84	74	76
Gross unrealized Gains	2	1	0
Gross unrealized Losses	0	0	0
Fair value	86	75	76
Held-to-maturity | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	1,593	1,911	3,538
Gross unrealized Gains	30	42	22
Gross unrealized Losses	0	0	11
Fair value	1,623	1,953	3,549
Held-to-maturity | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	28	26	31
Gross unrealized Gains	0	0	0
Gross unrealized Losses	0	0	0
Fair value	$ 28	$ 26	$ 31